RELATED PARTY BALANCE AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS

12.	RELATED PARTY BALANCE AND TRANSACTIONS

Nature of relationships with related parties

Name	Relationship
Mr. Zhao	Chairman and Executive Director of the Company
Mr. Ting Kin Cheung (“Mr. Cheung”)	Chief Executive Officer and Executive Director of the Company
Mr. Wie Hon Tan (“Mr. Tan”)	Executive Director of Plutus Securities and Plutus AM
Aurum Hill Limited	Entity controlled by management of the Company
Plutus Guardians Fund SPC (“Fund SPC”) and its subsidiaries	Entity of which Plutus AM holds management share
Divine Star Ventures Limited	Shareholder of the Company
Radiant Global Ventures Limited	Shareholder of the Company

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Balances with related parties

	As of December 31,
	2023	2024	2024
	HKD’000	HKD’000	US$’000
Loans to customers:
Mr. Cheung	7,457	-	-

Receivables from customers:
Fund SPC and its subsidiaries	1,125	343	44

Payables to customers:
Mr. Zhao	20	59	8
Mr. Cheung	41	85	11
Fund SPC and its subsidiaries	11,921	5,289	680

Amounts due from related parties:
Fund SPC and its subsidiaries	902	376	48
Divine Star Ventures Limited		16	2
Radiant Global Ventures Limited	-	16	2

Transactions with related parties

	For the years ended December 31,
	2022	2023	2024	2024
	HKD’000	HKD’000	HKD’000	US$’000
Securities brokerage commission:
Fund SPC and its subsidiaries	-	466	421	55
Mr. Cheung	-	-	89	11

Asset management fee:
Fund SPC and its subsidiaries	3,120	1,003	1,350	174

Interest income:
Mr. Cheung	449	416	452	58
Mr. Wong	13	-	-	-
Mr. Tan	2	-	-	-
Aurum Hill Limited	101	-	-	-

Amounts due from related parties are unsecured, non-interest bearing of which no interest income was recognized on the funds advanced, and repayable on demand. These balances are non-trade in nature.

Remuneration to senior management for the years ended December 31, 2022, 2023 and 2024 were:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD’000	HKD’000	HKD’000	US$’000

Salaries and other short term employee benefits	5,138	4,956	5,220	672
Payments to defined contribution pension schemes	67	71	72	9
Total	5,205	5,027	5,292	681

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS